INCOME TAXES (Details Narrative)	12 Months Ended
Dec. 31, 2020 USD ($)
INCOME TAXES (Details Narrative)
Operating loss carryforwards, expiration period	through 2032
Net operating loss carry forwards	$ (11,333,000)